PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 21	$ 21	$ 22